Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Apr. 30, 2010	Oct. 31, 2012 USD ($) Site	Oct. 31, 2012 Pending Litigation Fatma Notice Trial Penalties USD ($)	Oct. 31, 2012 Pending Litigation Fatma Notice Trial Penalties BRL	Oct. 31, 2011 Pending Litigation Lis Franco Vs Syntex And Mwm Trial USD ($)	Oct. 25, 2011 Pending Litigation Lis Franco Vs Syntex And Mwm Trial BRL	Dec. 31, 1999 Pending Litigation Lis Franco Vs Syntex And Mwm Trial Royalties BRL	Jul. 31, 2012 Pending Litigation Lis Franco Vs Syntex And Mwm Trial Royalties USD ($)	May 30, 2010 Pending Litigation Lis Franco Vs Syntex And Mwm Trial Royalties BRL	Dec. 31, 2009 Pending Litigation Lis Franco Vs Syntex And Mwm Trial Royalties BRL	Oct. 31, 2012 Damages from Product Defects Item	Oct. 31, 2012 Damages from Product Defects Kruse Technology Vs Ford Motor Company Patent	Oct. 31, 2012 Damages from Product Defects Non Conformance Penalties Penalties USD ($)	Oct. 31, 2012 Minimum	Oct. 31, 2012 Maximum	Oct. 31, 2012 G E Operating Agreement USD ($)	Oct. 31, 2011 G E Operating Agreement USD ($)
Schedule of Claims and Contingencies [Line Items]
Length of Agreement	3 years
Length Of Potential Automatic Extension Years	1 year
Operating Agreement Excess Loss Percentage																10.00%
Off Balance Sheet Finance Receivables																$ 1,200	$ 723
Off Balance Sheet Finance Receivables Related Originations																1,600	818
Historical losses on finance receivables, measured as percentage of average balance of related finance receivable														0.30%	2.10%
Available stand-by letters of credit and surety bonds		69
Line of Credit Facility, Remaining Borrowing Capacity		34
Purchase commitments		65
Long Term Purchase Commitment Cancellation Fees		49
Number of Contaminated Sites		3
Number of Contaminated Sites in Sao Paulo, Brazil		2
Accrual for environmental loss contingencies		21
Damages sought, value			1.00	2.00	5.00	10.85	42.00						34.00
Potential patent infringement, number of patents												3
Estimate of possible loss							16	$ 36	74	70
Notice of Violation, number											7,600
Maximum Non-Conformance Penalty per unit		3,775